Schedule of Cash Flow Information Related To Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating cash flows from operating leases
Operating cash flows from finance leases	34,514	41,764	156,320	66,454
Financing cash flows from finance leases	$ 94,098	$ 28,165	$ 297,900	$ 95,080